Summary of significant accounting policies - Consolidated statements of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss)/income	$ 97,459	$ (6,938)	$ 156,975	$ 327,699
Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
Capital provision income	(319,108)	(194,554)	(314,948)	(579,792)
Share-based compensation	7,782	8,823	5,328	4,519
Deferred tax (benefit)/expense	9,356	11,613	21,067	27,903
Other	13,579	3,879	(7,875)	(754)
Changes in operating assets and liabilities:
(Increase) in other assets	(2,963)	(2,330)	(9,846)	3,777
Increase in other liabilities	20,485	25,282	20,387	37,828
Net (increase) on financial liability to third-party investment	471	(232)	5,320	72,836
Net cash used in operating activities	$ (466,104)	(585,364)	53,827	(273,555)
Previously Reported
Cash flows from operating activities:
Net (loss)/income		(56,428)	173,302	196,271
Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
Capital provision income		(127,549)	(340,103)	(409,156)
Share-based compensation		8,823	5,328	4,519
Deferred tax (benefit)/expense		(1,129)	34,502	9,405
Other		3,879	(7,875)	(754)
Changes in operating assets and liabilities:
(Increase) in other assets		(2,330)	(9,846)	3,777
Increase in other liabilities		22,342	21,884	32,454
Net (increase) on financial liability to third-party investment		(2,065)	(784)	57,500
Net cash used in operating activities		$ (585,364)	$ 53,827	$ (273,555)